Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 13. Stock-Based Compensation

Stock Options

As discussed in Note 7, Deep Isolation previously maintained the 2018 Plan, under which Deep Isolation previously granted stock options. The 2018 Plan had authorized only Nonstatutory Stock Options (“NSOs”) and Incentive Stock Options (“ISOs”).

The Company currently maintains the 2025 Plan, which was approved and adopted pursuant to the Merger Agreement, under which the Company may grant options, stock appreciation rights, restricted stock, restricted stock units, performance units, performance shares and other stock-based awards to employees, directors and consultants of the Company. Upon the termination of the 2018 Plan, the Assumed Options from the 2018 Plan were assumed by the 2025 Plan and are now subject to the terms and conditions of the 2025 Plan.

The term of each stock option granted under the 2025 Plan shall be fixed by the Board, or the Board may delegate administration of the Plan to the Board’s Compensation Committee (the “Plan Administrator”). For most grants governed by the 2025 Plan, 25% of the options granted vest after one year of service and then on a monthly basis over three years of service thereafter. Most grants under the 2025 Plan have been for a term of ten years for continued service. Options are granted in varying amounts and frequency to the Company’s directors, advisors and employees at the discretion of the Board. No stock options will be exercisable more than ten years after the grant date, or, in the case of an ISO granted to a 10% stockholder, more than five years after the grant date. The exercise price of any ISO granted under the Plans to an individual who is not a 10% stockholder at the time of the grant shall not be less than the fair market value of the shares at the time of the grant. The exercise price of any ISO granted to a 10% stockholder shall not be less than 110% of the fair market value at the time of the grant. The exercise price of any NSOs granted under the Plans shall not be less than the fair market value of the shares at the time of the grant. The number of shares reserved for issuance under the 2025 Plan will increase automatically at the beginning of each fiscal year in an amount up to 4% of the shares of the Company’s common stock outstanding on the last day of the immediately preceding fiscal year. As of September 30, 2025, the Company has reserved 10,752,566 shares of the Company’s common stock (the “Share Reserve”) for future issuance under all option arrangements and had 5,000,000 shares available for issuance.

As discussed in Note 3, Deep Isolation accelerated vesting of all options to purchase common stock issued under the 2018 Plan outstanding immediately prior to the Effective Time. The total compensation expense recognized for common share options during the nine months ended September 30, 2025 and 2024, were $247 thousand, inclusive of $185 thousand for the accelerated vesting, and $85 thousand, respectively. Stock-based compensation is recognized in cost of services and selling, general and administrative expense.

The summary of the Company’s Plans as of September 30, 2025, and changes during the period then ended are presented as follows:

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2024	9,434,378	$0.11
Granted	826,147	0.20
Exercised	(4,372,520)	0.10		$526
Forfeited	(24,468)	0.18
Expired	(110.971)	0.18
Outstanding, September 30, 2025	5,752,566	$0.13	6.02	$9,808
Exercisable, September 30, 2025	5,752,566	$0.13	6.02	$9,808

The weighted average grant date fair value of options granted during the nine months ended September 30, 2025 was $2.02 per share based on the following assumptions used in the Black-Scholes option pricing model:

September 30, 2025

Expected volatility	29.9% to 31.9%
Expected dividend yield	-%
Expected term (in years)	5.0 to 6.0
Risk-free interest rate	4.0% to 4.1%

The fair value of options granted for the nine months ended September 30, 2025 was $65 thousand. During the three months ended September 30, 2025, the remaining unrecognized stock option compensation expense for the outstanding awards under the 2018 Plan was recognized as of immediately prior to the Effective Time. Cash received from the exercise of stock options totaled $432 thousand for the nine months ended September 30, 2025. The Company estimates fair value of stock options using the Black-Scholes valuation model.

Note 12. Stock-Based Compensation

Stock Options

The Company’s 2018 Equity Incentive Plan, as amended (the “2018 Plan”), authorizes the grant of various types of stock awards to employees, directors, and consultants. The 2018 Plan aims to secure and retain the services of eligible recipients, incentivize them to exert maximum efforts for the benefit of the Company and its affiliates, and provide a means for these recipients to benefit from increases in the value of the Company’s common stock.

The 2018 Plan has authorized Non-statutory Stock Options (“NSOs”) and Incentive Stock Options (“ISOs”) to date. The term of each stock option granted under the 2018 Plan shall be fixed by the Board of Directors, or the Board may delegate administration of the Plan to a Compensation and Stock Option Committee (the “Compensation Committee”). Options generally become exercisable 25% after one year of service and on a monthly basis over three years of service thereafter. They are generally for a term of 10-years for continued service. Options are granted in varying amounts and frequency to the Company’s board, advisors and employees. No stock options will be exercisable more than ten years after the grant date, or, in the case of an ISO granted to a 10% stockholder, more than five years after the grant date. The exercise price of any ISO granted under the 2018 Plan to an individual who is not a 10% stockholder at the time of the grant shall not be less than the fair market value of the shares at the time of the grant. The exercise price of any ISO granted to a 10% stockholder shall not be less than 110% of the fair market value at the time of the grant. The exercise price of any NSOs granted under the 2018 Plan shall not be less than the fair market value of the shares at the time of the grant. As of December 31, 2024, after retrospectively adjusting for the Merger in Note 1, the Company has reserved 13,128,079 shares of common stock (the “Share Reserve”) for future issuance under all option arrangements and had 1,663,766 shares available for issuance.

The total compensation expense recognized for common share options during the year ended December 31, 2024 and 2023, were $112 and $521, respectively.

The summary of the Company’s 2018 Plan as of December 31, 2024 and 2023, and changes during the period then ended are presented as follows:

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2023	8,554,312	$0.10
Granted	1,136,840	0.18
Exercised™	(4,857)	0.08		$1
Forfeited	(185,641)	0.18
Expired	(56,274)	0.11
Outstanding, December 31, 2024	9,434,381	$0.11	5.82	$824
Exercisable, December 31, 2024	7,656,233	$0.10	5.09	$792

Stock Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding, December 31, 2022	6,897,082	$0.08
Granted	2,867,732	0.18
Exercised	(943,397)	0.16		$368
Forfeited	(166,857)	0.18
Expired	(110,248)	0.11
Outstanding, December 31, 2023	8,544,312	$0.10	6.51	$658
Exercisable, December 31, 2023	6,860,445	$0.08	5.81	$656

The summary of the Company’s unvested options as of December 31, 2024 and 2023, and changes during the period then ended are presented as follows:

	Options	Weighted Average Grant-Date Fair Value
Non-vested options, January 1, 2023	1,123,638	$0.28
Granted	2,867,732	0.18
Forfeited	(166,857)	0.31
Vested	(2,140,645)	0.25
Non-vested options, December 31, 2023	1,683,867	$0.15
Granted	1,136,840	0.07
Forfeited	(185,641)	0.08
Vested	(856,919)	0.13
Non-vested options, December 31, 2024	1,778,148	$0.11

The fair value of options granted for the years ended December 31, 2024 and 2023 were $80 and $518, respectively. Total unrecognized stock option compensation expense as of December 31, 2024 and 2023 were $185 and $230, respectively, with a weighted-average period over which it is expected to be recognized of 2.70 years and 2.77 years, respectively. Cash received from the exercise of stock options totaled $0 and $146 for the years ended December 31, 2024 and 2023, respectively.

The Company estimates fair value of stock options using the Black-Scholes valuation model. Assumptions used to estimate the fair value of stock options granted include the exercise price of the award, the expected term, the expected volatility of the Company’s stock over the option’s expected term, the risk-free interest rate over the option’s expected term, and the expected annual dividend yield. The fair value of the options granted during 2024 and 2023 and the related assumptions used in the Black-Scholes option model used to value the options granted were as follows:

	2024	2023
Risk-free interest rate	3.7% to 4.3%	3.8% to 4.4%
Expected volatility of stock	32.3% to 32.9%	32.1% to 39.1%
Dividend yield	N/A	N/A
Expected option life (years)	5.1 to 6.1	5.0 to 6.0
Weighted-average fair value per share	$0.07	$0.18